UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

2545 S. Kelly Avenue, Suite C

Edmond, OK 73013

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

2545 South Kelly Avenue

Suite C

Edmond, Oklahoma 73013

(Name and address of agent for service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

Item 1.	Schedule of Investments

Exchange Traded Concepts

Schedule of Investments

Forensic Accounting ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value

COMMON STOCK — 99.6%

Consumer Discretionary — 15.0%
Abercrombie & Fitch, Cl A	436	$20,331
Amazon.com	39	10,307
Apollo Group, Cl A	1,149	19,384
AutoZone*	27	10,264
Best Buy	601	9,862
BorgWarner	133	9,897
Cablevision Systems, Cl A	1,295	18,117
Carnival	286	10,230
Coach	426	20,588
Darden Restaurants	434	20,081
Delphi Automotive	242	10,128
DIRECTV*	411	19,798
Dollar General	222	10,287
Dollar Tree	236	10,664
Family Dollar Stores	172	9,899
GameStop, Cl A	799	20,023
Gannett	506	10,155
Gap	623	20,509
Garmin	288	9,890
Genuine Parts	144	10,228
Goodyear Tire & Rubber	1,536	19,937
Harley-Davidson	193	10,158
Harman International Industries	234	9,933
Hasbro	247	9,885
JC Penney	471	8,275
Johnson Controls	320	10,070
Kohl's	218	10,050
Leggett & Platt	326	9,969
Limited Brands	227	10,333
Lowe's	541	20,639
Macy's	250	10,275
Marriott International, Cl A	258	10,178
McDonald's	107	10,261
Netflix	56	10,532
Newell Rubbermaid	435	10,153
NIKE, Cl B	184	10,021
Nordstrom	189	10,247
Omnicom Group	347	19,963
O'Reilly Automotive	98	9,970
PetSmart	162	10,548
PulteGroup	520	9,974
Ralph Lauren, Cl A	117	20,296
Ross Stores	178	10,317
Scripps Networks Interactive, Cl A	158	9,962
Staples	1,498	19,744
Starbucks	186	10,197
Starwood Hotels & Resorts Worldwide	170	10,256
Target	309	19,455
Tiffany	154	10,343
Time Warner	188	9,996
Time Warner Cable	229	19,783
TJX	220	9,893

Exchange Traded Concepts

Schedule of Investments

Forensic Accounting ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value

Urban Outfitters	250	$10,130
Viacom, Cl B	168	9,821
Washington Post, Cl B	27	10,761
Whirlpool	180	20,331
Wyndham Worldwide	166	10,000
Wynn Resorts	93	10,872
Yum! Brands	153	10,019
		754,189
Consumer Staples — 6.9%
Altria Group	286	9,595
Archer-Daniels-Midland	311	9,908
Avon Products	515	10,068
Coca-Cola	256	9,912
Coca-Cola Enterprises	278	9,947
Colgate-Palmolive	88	10,070
Costco Wholesale	99	10,028
CVS Caremark	196	10,020
Dean Foods*	1,283	21,298
Dr Pepper Snapple Group	463	20,196
Estee Lauder, Cl A	159	10,192
General Mills	215	9,944
Hershey	121	10,084
HJ Heinz	137	9,923
Hormel Foods	267	9,988
JM Smucker	105	10,007
Kellogg	168	10,164
Kimberly-Clark	105	9,899
Kraft Foods Group	209	10,130
Lorillard	240	9,250
McCormick	149	10,023
Mead Johnson Nutrition, Cl A	133	9,963
Molson Coors Brewing, Cl B	220	9,726
Mondelez International, Cl A	358	9,899
Monster Beverage	200	10,086
PepsiCo	131	9,926
Philip Morris International	105	9,634
Reynolds American	226	9,872
Safeway	418	9,973
Tyson Foods, Cl A	434	9,839
Walgreen	238	9,744
Wal-Mart Stores	135	9,555
Whole Foods Market	118	10,103
		348,966
Energy — 10.4%
Anadarko Petroleum	127	10,107
Apache	269	19,979
Baker Hughes	448	20,079
Chesapeake Energy	1,003	20,221
Chevron	87	10,192
ConocoPhillips	343	19,877
CONSOL Energy	314	10,095
Denbury Resources	552	10,002
Devon Energy	369	20,022
Diamond Offshore Drilling	284	19,789

Exchange Traded Concepts

Schedule of Investments

Forensic Accounting ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value

Ensco, Cl A	167	$10,043
EOG Resources	86	10,811
Equities	164	10,347
Exxon Mobil	111	9,940
Halliburton	244	10,129
Helmerich & Payne	158	10,469
Hess	307	20,416
Marathon Oil	294	9,849
Marathon Petroleum	246	20,388
Murphy Oil	327	19,908
Nabors Industries	1,252	20,984
National Oilwell Varco	148	10,083
Newfield Exploration	841	19,444
Noble	274	9,815
Noble Energy	93	10,307
Occidental Petroleum	120	9,880
Peabody Energy	922	19,878
Phillips 66	166	10,451
Pioneer Natural Resources	87	10,945
QEP Resources	329	10,021
Schlumberger	127	9,887
Southwestern Energy	590	20,219
Spectra Energy	341	9,903
Tesoro	182	10,236
Valero Energy	441	20,105
Williams	286	9,927
WPX Energy	1,381	19,596
		524,344
Financials — 16.1%
ACE	237	20,237
Aflac	406	20,280
Allstate	217	9,986
American International Group*	264	10,035
American Tower, Cl A‡	129	10,010
Ameriprise Financial	148	10,157
Aon	162	9,897
Apartment Investment & Management, Cl A‡	335	9,923
Assurant	243	10,204
AvalonBay Communities‡	82	10,236
Bank of America	890	9,995
Bank of New York Mellon	356	9,662
Berkshire Hathaway, Cl B	207	21,147
BlackRock, Cl A	42	10,069
Capital One Financial	385	19,647
CBRE Group, Cl A	423	10,224
Charles Schwab	608	9,874
Chubb	119	10,000
Cincinnati Financial	222	9,992
Citigroup	236	9,905
CME Group, Cl A	172	10,289
Discover Financial Services	262	10,095
E*TRADE Financial	1,878	20,113
Equity Residential‡	172	9,467

Exchange Traded Concepts

Schedule of Investments

Forensic Accounting ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value

First Horizon National	1,920	$20,410
Franklin Resources	75	10,594
Genworth Financial, Cl A*	1,199	10,239
Hartford Financial Services Group	424	10,011
HCP‡	200	9,776
Health Care‡	158	10,134
Host Hotels & Resorts‡	597	9,952
Hudson City Bancorp	1,168	9,951
Huntington Bancshares	2,913	20,478
KeyCorp	1,070	10,047
Kimco Realty‡	462	10,058
Legg Mason	706	20,121
Leucadia National	373	10,034
Loews	458	19,744
Marsh & McLennan	274	10,176
McGraw-Hill	432	20,109
MetLife	284	10,065
Moody's	208	9,996
Morgan Stanley	878	19,799
NASDAQ OMX Group	315	9,973
People's United Financial	769	10,074
Plum Creek Timber‡	202	9,797
PNC Financial Services Group	322	20,090
Principal Financial Group	312	9,862
Progressive	407	9,914
Prologis‡	258	10,047
Prudential Financial	363	20,172
Public Storage‡	67	10,131
Regions Financial	2,641	20,204
Simon Property Group‡	63	10,008
SLM	530	10,054
State Street	176	9,960
T Rowe Price Group	141	10,038
Torchmark	358	20,116
Travelers	121	9,731
Unum Group	416	10,180
Ventas‡	138	9,768
Wells Fargo	568	19,925
Weyerhaeuser‡	337	9,911
XL Group, Cl A	348	9,967
Zions Bancorporation	416	10,042
		813,102
Health Care — 8.5%
Abbott Laboratories	290	9,799
AbbVie	268	9,895
Actavis*	117	9,964
Aetna	213	10,051
Alexion Pharmaceuticals*	117	10,149
Allergan	93	10,083
Amgen	117	10,695
Baxter International	148	10,005
Becton Dickinson	114	10,039
Boston Scientific*	1,355	10,014
Bristol-Myers Squibb	272	10,056

Exchange Traded Concepts

Schedule of Investments

Forensic Accounting ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value

CareFusion*	308	$10,084
Celgene*	103	10,627
Cerner	116	10,145
Coventry Health Care	219	9,934
CR Bard	99	9,786
DaVita HealthCare Partners*	87	10,407
DENTSPLY International	236	9,775
Edwards Lifesciences*	111	9,538
Eli Lilly	184	10,057
Express Scripts Holding	184	10,471
Forest Laboratories	271	9,973
Gilead Sciences	234	9,994
Hospira	342	10,065
Humana	145	9,898
Laboratory Corp of America Holdings*	111	9,835
Life Technologies	173	10,057
Medtronic	224	10,071
Merck	228	9,742
Mylan*	344	10,186
Patterson	274	9,957
Perrigo	87	9,846
Pfizer	362	9,908
Quest Diagnostics	355	19,940
St. Jude Medical	240	9,840
Stryker	156	9,965
Tenet Healthcare*	254	9,985
Thermo Fisher Scientific	133	9,815
UnitedHealth Group	373	19,937
WellPoint	160	9,949
Zimmer Holdings	132	9,895
		430,432
Industrials — 11.6%
3M	99	10,296
ADT	214	10,248
Avery Dennison	249	10,172
Boeing	262	20,148
Caterpillar	220	20,321
CH Robinson Worldwide	177	10,092
Cintas	222	9,746
CSX	444	10,185
Cummins	87	10,081
Danaher	162	9,979
Deere	115	10,100
Dover	142	10,416
Dun & Bradstreet	123	9,914
Eaton	162	10,039
Equifax	186	10,252
FedEx	99	10,438
Flowserve	64	10,272
Fluor	323	19,994
General Dynamics	296	20,119
General Electric	429	9,962
Honeywell International	144	10,094

Exchange Traded Concepts

Schedule of Investments

Forensic Accounting ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value

Illinois Tool Works	165	$10,147
Ingersoll-Rand	192	10,109
Iron Mountain	280	9,660
Jacobs Engineering Group*	204	9,963
Joy Global	168	10,641
L-3 Communications Holdings, Cl 3	131	9,991
Lockheed Martin	232	20,416
Masco	529	10,188
Norfolk Southern	140	10,227
Northrop Grumman	308	20,230
PACCAR	214	10,150
Parker Hannifin	108	10,204
Pitney Bowes	763	9,995
Raytheon	364	19,864
Republic Services, Cl A	314	9,872
Robert Half International	283	10,061
Ryder System	366	20,569
Snap-on	127	10,194
Southwest Airlines	869	10,167
Stanley Black & Decker	131	10,310
Stericycle*	104	9,976
Textron	706	20,368
Tyco International	316	10,115
Union Pacific	72	9,872
United Parcel Service, Cl B	120	9,918
Waste Management	264	9,853
WW Grainger	47	10,644
Xylem	358	9,845
		586,417
Information Technology — 12.9%
Adobe Systems	258	10,139
Advanced Micro Devices	4,027	10,027
Agilent Technologies	242	10,038
Akamai Technologies*	272	10,053
Amphenol, Cl A	146	10,346
Apple	23	10,152
Applied Materials	726	9,946
Autodesk	269	9,878
BMC Software	248	9,937
Broadcom, Cl A	286	9,755
CA	818	20,033
Cisco Systems	472	9,841
Citrix Systems	140	9,926
Cognizant Technology Solutions, Cl A*	131	10,057
Computer Sciences	208	9,990
Corning	806	10,164
Dell	713	9,946
Electronic Arts*	1,120	19,634
EMC*	431	9,917
F5 Networks*	107	10,104
Fidelity National Information Services	260	9,789
Fiserv	123	10,099

Exchange Traded Concepts

Schedule of Investments

Forensic Accounting ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value

Harris	414	$19,901
Hewlett-Packard	1,001	20,160
Intel	962	20,058
International Business Machines	100	20,083
Jabil Circuit	535	10,020
JDS Uniphase	695	9,841
Juniper Networks	484	10,009
Lam Research*	238	10,067
Linear Technology	262	10,019
LSI*	2,909	20,247
Microchip Technology	272	9,920
Micron Technology	1,246	10,454
Microsoft	356	9,897
Molex	356	9,865
Motorola Solutions	168	10,452
NetApp*	293	9,912
NVIDIA	800	10,128
Paychex	296	9,798
Red Hat	200	10,162
SAIC	1,750	20,685
SanDisk	196	9,877
Seagate Technology	632	20,325
Symantec	441	10,337
TE Connectivity	246	9,872
Teradata	164	9,522
Teradyne	598	10,023
Texas Instruments	587	20,175
Total System Services	848	20,148
VeriSign	221	10,122
Western Digital	216	10,187
Xerox	1,232	9,991
Yahoo!	477	10,165
		652,193
Materials — 7.0%
Air Products & Chemicals	115	9,929
Airgas	107	10,730
Alcoa	2,356	20,073
Allegheny Technologies	661	20,141
Ball	226	10,037
Bemis	266	9,932
CF Industries Holdings	102	20,485
Cliffs Natural Resources	767	19,528
Dow Chemical	641	20,332
Eastman Chemical	149	10,390
EI du Pont de Nemours	422	20,214
Freeport-McMoRan Copper & Gold	310	9,895
International Paper	228	10,034
LyondellBasell Industries, Cl A	174	10,200
MeadWestvaco	283	10,106
Monsanto	99	10,002
Mosaic	176	10,303
Newmont Mining	240	9,669
Nucor	452	20,363
Owens-Illinois	796	20,298

Exchange Traded Concepts

Schedule of Investments

Forensic Accounting ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value

PPG Industries	81	$10,907
Praxair	91	10,288
Sealed Air	459	10,194
Sherwin-Williams	63	10,180
Sigma-Aldrich	131	10,095
United States Steel	956	19,923
		354,248
Telecommunication Services — 2.6%
AT&T	558	20,038
CenturyLink	580	20,109
Frontier Communications	4,868	20,153
MetroPCS Communications*	2,046	20,051
Sprint Nextel*	1,714	9,941
Verizon Communications	429	19,961
Windstream	2,344	20,135
		130,388
Utilities — 8.6%
AES	1,809	21,021
Ameren	594	20,071
American Electric Power	212	9,919
CenterPoint Energy	957	20,509
Consolidated Edison	174	10,266
Dominion Resources	182	10,192
DTE Energy	301	20,107
Duke Energy	146	10,111
Edison International	432	20,749
Entergy	322	20,048
Exelon	318	9,855
FirstEnergy	509	20,095
Integrys Energy Group	180	10,183
NextEra Energy	139	9,990
NiSource	356	9,861
Northeast Utilities	234	9,713
NRG Energy	408	9,792
ONEOK	223	10,033
Pepco Holdings	984	19,965
PG&E	474	20,211
Pinnacle West Capital	362	20,250
PPL	324	9,986
Public Service Enterprise Group	616	20,075
SCANA	204	9,963
Sempra Energy	125	9,720
Southern	440	19,804
TECO Energy	1,169	20,165
Wisconsin Energy	245	10,119
Xcel Energy	698	20,033
		432,806
Total Common Stock
(Cost $4,992,484)		5,027,085

Exchange Traded Concepts

Schedule of Investments

Forensic Accounting ETF

February 28, 2013 (Unaudited)

Description	Shares	Market Value
TIME DEPOSITS —0.3%
Brown Brothers Harriman
0.03%, 02/28/2013
(Cost $13,956)	13,956	$13,956
Total Investments - 99.9%
(Cost $5,006,440) †		$5,041,041

Percentages are based on Net Assets of $5,047,407.

* Non-income producing

‡ Real Estate Investment Trust

Cl — Class

†	At February 28, 2013, the tax basis cost of the Fund’s investments was $5,006,440, and the unrealized appreciation and depreciation were $90,886 and $(56,285), respectively.

As of February 28, 2013, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1 and Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Exchange Traded Concepts

Schedule of Investments

Forensic Accounting ETF

February 28, 2013 (Unaudited)

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended February 28, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2013, there were no fair valued investments in the Fund.

IDS-QH-001-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 25, 2013

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: April 25, 2013